Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable
Schedule of accounts receivable

	December 31,	December 31,
	2021	2020
Trade accounts receivable	$881	$2,016
Other receivables	504	825
	$1,385	$2,841